Basis of presentation, nature of operations and going concern (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Incurred significant losses	$ 15,877,514	$ 7,474,514	$ 10,618,809
Working capital	36,223,719
Accumulated deficit	135,985,914	120,108,400
Total liabilities	36,303,191	$ 32,071,353
Line of credit facilities with available borrowing in principal	15,300,000
Total principal balance outstanding	$ 14,638,684